Trade payables and customer advances - Summary of Breakdown for Trade Payables and Customer Advances (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Payables and Customer Advances [Abstract]
Trade payables	€ 261,099	€ 220,789
Customer advances	53,038	50,147
Total trade payables including customer advances	€ 314,137	€ 270,936